Fair Value Measurements - Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Earn-out Liabilities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 51.3	$ 30.5
Purchases/additions	5.9	26.8
Net change in fair value and other adjustments	3.4	7.2
Payments	(22.3)	(13.2)
Ending balance	$ 38.3	$ 51.3